Subsequent events (Details Narrative) - $ / shares	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Aug. 04, 2022
2024 Notes (j) [Member]
Subsequent Event [Line Items]
Prepayment date	July 18, 2022
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.375
Dividends Payable, Date to be Paid		Sep. 02, 2022
Dividends Payable, Date of Record		Aug. 23, 2022